Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Accounts receivable, allowance	¥ 0	$ 0	¥ 0
Finance lease receivables-current, allowance	9,068,793	1,319,001
Financing receivables, allowance	5,152,180	749,354	156,124
Finance lease receivables - non-current, allowance	4,476,043	651,013
Current liabilities	1,565,380,632	227,675,170	526,304,047
Non-current liabilities	¥ 480,392,744	$ 69,870,229	¥ 210,555,908
Ordinary shares, par value | (per share)		$ 0.0001
Ordinary shares, shares authorized			372,138,271
Ordinary shares, shares issued			124,969,987
Ordinary shares, shares outstanding	223,484,172	223,484,172	124,969,987
Consolidated VIE [Member]
Current liabilities	¥ 1,565,380,113	$ 227,675,095	¥ 526,304,047
Non-current liabilities	¥ 480,392,744	$ 69,870,229	¥ 210,555,908
Series A-1 [Member]
Redeemable convertible preferred shares, par value | $ / shares		$ 0.0001
Redeemable convertible preferred shares, shares authorized			53,431,125
Redeemable convertible preferred shares, shares issued			53,431,125
Convertible redeemable preferred shares, shares outstanding			53,431,125
Series A-3 [Member]
Redeemable convertible preferred shares, par value | $ / shares		0.0001
Redeemable convertible preferred shares, shares authorized			10,308,663
Redeemable convertible preferred shares, shares issued			10,308,663
Convertible redeemable preferred shares, shares outstanding			10,308,663
Series B [Member]
Redeemable convertible preferred shares, par value | $ / shares		0.0001
Redeemable convertible preferred shares, shares authorized			61,942,726
Redeemable convertible preferred shares, shares issued			61,942,726
Convertible redeemable preferred shares, shares outstanding			61,942,726
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	223,484,172	223,484,172
Ordinary shares, shares outstanding	223,484,172	223,484,172
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	79,325,720	79,325,720
Ordinary shares, shares outstanding	79,325,720	79,325,720
Series A-2 preferred shares [Member]
Series A-2 preferred shares, par value | $ / shares		$ 0.0001
Series A-2 preferred shares, shares authorized			2,179,215
Series A-2 preferred shares, shares outstanding	0	0	2,179,215